Selling, general and administrative expenses - Selling, General and Administrative Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Personnel expenses	¥ 5,121	¥ 2,684	¥ 2,287
Advertising and promotion expenses	1,588	1,874	661
Professional fees	2,632	6,163	710
Communication expenses	1,282	786	769
Subcontract expenses	1,401	857	473
Depreciation and amortization	773	727	679
Business management fee	0	397	458
Transaction related costs	334	423	335
Subcontract labor costs	223	142	130
Tax expenses	426	100	116
Others	712	305	139
Total	¥ 14,492	¥ 14,458	¥ 6,757